Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Schedule of Financial Liabilities

(CHF in thousands)	12/31/2021	12/31/2020

Current bank overdrafts	—	46
Current lease liabilities	13,631	4,308
Short-term debt	—	200
Other financial liabilities	6,458	1,351
Other current financial liabilities at amortized cost	20,089	5,905
Negative fair value from derivatives	8	1,371
Other current financial liabilities at fair value through profit or loss	8	1,371
Other current financial liabilities	20,097	7,276
Non-current lease liabilities	167,228	19,174
Other non-current financial liabilities at amortized cost	167,228	19,174
Reconciliation of liabilities arising from financing activities:

(CHF in thousands)	Short-term debt	Long-term debt	Lease liabilities	Total

Balance at January 1, 2020	3,026	200	5,162	8,388
thereof current	3,026	—	2,049	5,075
thereof non-current	—	200	3,113	3,313
Payments	(3,026)	—	(3,399)	(6,425)
Interest expenses paid	—	—	(281)	(281)
Additions to lease liabilities	—	—	22,598	22,598
Reclassifications	200	(200)	—	—
Exchange differences	—	—	(599)	(599)
Balance at December 31, 2020	200	—	23,482	23,682
thereof current	200	—	4,308	4,508
thereof non-current	—	—	19,174	19,174
Payments	(200)	—	(13,311)	(13,511)
Interest expenses paid	—	—	(2,428)	(2,428)
Additions to lease liabilities	—	—	174,089	174,089
Exchange differences	—	—	(973)	(973)
Balance at December 31, 2021	—	—	180,859	180,859
thereof current	—	—	13,631	13,631
thereof non-current	—	—	167,228	167,228